Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life description	Shorter of the lease term or estimated useful life
Electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	5 years
Electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	10 years
Office equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	5 years
Office equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	10 years
Buildings [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment, useful life	20 years